CONDENSED CONSOLIDATED STATEMENTS OF INCOME (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
REVENUES
Payday loan fees	$ 2,351,757	$ 2,169,854	$ 4,659,658	$ 4,495,601	$ 9,663,130	$ 10,607,136
Phones and accessories	1,628,329	808,948	4,370,025	2,395,863	4,585,584	4,094,049
Cricket service fees	1,483,342	440,224	3,478,367	994,920	3,741,495	1,419,446
Installment interest income	248,156	126,168	444,665	126,168	538,273	0
Check cashing fees	146,595	154,603	342,407	387,145	682,094	739,733
Other income and fees	69,790	340,285	149,617	679,016	277,344	1,118,083
Revenues, Total	5,927,969	4,040,082	13,444,739	9,078,713	19,487,920	17,978,447
STORE EXPENSES
Salaries and benefits	1,605,796	1,033,563	3,293,188	2,145,608	4,702,051	4,573,346
Phone and accessories cost of sales	1,095,938	433,344	2,931,013	1,391,241	2,857,294	1,706,160
Occupancy	559,443	395,934	1,111,751	813,997	1,686,373	1,852,279
Provisions for loan losses	356,118	275,216	632,508	454,089	1,396,724	1,279,547
Advertising	80,259	83,287	157,380	164,887	333,453	363,171
Depreciation	70,680	62,931	139,925	127,024	275,389	280,250
Amortization of intangible assets	56,846	113,043	116,247	228,648	435,861	517,656
Other	771,458	512,041	1,523,736	1,122,018	2,417,441	2,327,611
Store Expenses	4,596,538	2,909,359	9,905,748	6,447,512	14,104,586	12,900,020
INCOME FROM STORES	1,331,431	1,130,723	3,538,991	2,631,201	5,383,334	5,078,427
GENERAL & ADMINISTRATIVE EXPENSES
Salaries and benefits	429,354	405,888	957,086	851,815	1,735,686	1,527,797
Depreciation	5,614	5,688	11,106	9,708	23,741	17,677
Interest expense	51,267	63,573	129,388	156,765	290,913	405,249
Other	274,445	224,859	578,618	514,829	1,014,763	1,026,763
General and Administrative Expense, Total	760,680	700,008	1,676,198	1,533,117	3,065,103	2,977,486
INCOME BEFORE INCOME TAXES	570,751	430,715	1,862,793	1,098,084	2,318,231	2,100,941
INCOME TAX EXPENSE	217,000	161,000	720,000	416,000	883,000	752,000
NET INCOME	353,751	269,715	1,142,793	682,084	1,435,231	1,348,941
SERIES A CONVERTIBLE PREFERRED STOCK DIVIDENDS (assumes all paid)	(525,000)	(525,000)	(1,050,000)	(1,050,000)	(2,100,000)	(2,100,000)
NET INCOME (LOSS) AVAILABLE TO COMMON SHAREHOLDERS	$ (171,249)	$ (255,285)	$ 92,793	$ (367,916)	$ (664,769)	$ (751,059)
NET INCOME (LOSS) PER COMMON SHARE
Basic and diluted (in dollars per share)	$ (0.03)	$ (0.03)	$ 0.02	$ (0.05)	$ (0.09)	$ (0.10)
WEIGHTED AVERAGE COMMON SHARE OUTSTANDING -
Basic and diluted (in shares)	5,397,780	7,446,007	5,955,027	7,446,007	7,446,007	7,584,637